UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		AR Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Annie Kim
Title:	Assistant Portfolio Manager
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Annie Kim		Beverly Hills, CA	May 12, 2006

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	104
Form 13F Information Table Value Total:	155,313

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                    1   129032 SH       SOLE                   129032
AON Corporation                COM              037389103      733    17658 SH       SOLE                    17658
AT&T Inc                       COM              78387G103      749    27711 SH       SOLE                    27711
Alleghany Corp                 COM              017175100      488     1685 SH       SOLE                     1685
AllianceBernstein Holding LP   COM              01855A101      662    10000 SH       SOLE                    10000
Altria Group Inc               COM              718154107     6482    91476 SH       SOLE                    91476
Amazon.Com                     COM              023135106      384    10500 SH       SOLE                    10500
American Intl Group            COM              026874107     3167    47920 SH       SOLE                    47920
Archer-Daniels -Midland Corp   COM              039483102      342    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104     1990    28862 SH       SOLE                    28862
Bank of America (New)          COM              060505104     4514    99130 SH       SOLE                    99130
Barnes & Noble Inc             COM              067774109     1480    32000 SH       SOLE                    32000
Baxter Int'l Inc               COM              071813109      210     5406 SH       SOLE                     5406
Berkshire Hathaway Cl B        COM              084670207      801      266 SH       SOLE                      266
Boeing Co                      COM              097023105      561     7200 SH       SOLE                     7200
Boston Properties Inc. REIT    COM              101121101      559     6000 SH       SOLE                     6000
Bristol-Myers Squibb Co        COM              110122108     2081    84544 SH       SOLE                    84544
Burlington Northern Santa Fe C COM              12189T104      462     5550 SH       SOLE                     5550
CBS Corp Cl B (from Viacom Con COM              124857202      562    23450 SH       SOLE                    23450
Cendant Corp.                  COM              151313103     1097    63200 SH       SOLE                    63200
Cheung Kong Holding            COM              166744201      322    30000 SH       SOLE                    30000
Chevron Corp                   COM              166764100     6218   107266 SH       SOLE                   107266
CitiGroup Inc.                 COM              172967101     4773   101058 SH       SOLE                   101058
Coca Cola Enterprises          COM              191219104      814    40000 SH       SOLE                    40000
Coca-Cola Co                   COM              191216100     2857    68226 SH       SOLE                    68226
Comcast Corp-Special Cl A      COM              20030N200      653    25000 SH       SOLE                    25000
ConocoPhillips                 COM              20825c104      502     7950 SH       SOLE                     7950
Corporate Office Property Trus COM              22002T108      416     9100 SH       SOLE                     9100
Dell Inc.                      COM              24702r101     1117    37550 SH       SOLE                    37550
Dow Chemical Co Com            COM              260543103      406    10000 SH       SOLE                    10000
EBay Inc.                      COM              278642103      573    14700 SH       SOLE                    14700
EOG Resources Inc              COM              26875P101      360     5000 SH       SOLE                     5000
Emerson Electric Co Com        COM              291011104      298     3565 SH       SOLE                     3565
Enterprise Products Partners L COM              293792107      438    17740 SH       SOLE                    17740
Equity Office Properties Tr -  COM              294741103      537    16000 SH       SOLE                    16000
Expedia Inc (IAC/InterActiveCo COM              30212p105      212    10450 SH       SOLE                    10450
Exxon Mobil Corporation        COM              302290101     7960   130791 SH       SOLE                   130791
Fannie Mae                     COM              313586109     1629    31700 SH       SOLE                    31700
Federated Department Stores In COM              31410H101     4889    66974 SH       SOLE                    66974
Fidelity National Financial, I COM              316326107      355     9982 SH       SOLE                     9982
First Industrial Realty Trust  COM              32054K103      854    20000 SH       SOLE                    20000
Freddie Mac - Voting Common    COM              313400301     9769   160154 SH       SOLE                   160154
Freeport McMoran Copper & Gold COM              35671D857     1096    18340 SH       SOLE                    18340
GameStop Corp CL B             COM                             589    13593 SH       SOLE                    13593
Genentech, Inc.                COM              368710406     1031    12200 SH       SOLE                    12200
General Electric               COM              369604103     8325   239360 SH       SOLE                   239360
General Mills Inc Com          COM              370334104      203     4000 SH       SOLE                     4000
General Motors Corporation     COM              370442105      704    33100 SH       SOLE                    33100
HRPT Properties Trust REIT     COM              40426W101     2072   176475 SH       SOLE                   176475
HSBC Holdings Plc Ltd ADR      COM              404280406      502     5990 SH       SOLE                     5990
Harrah's Entertainment Inc     COM              413619190      601     7703 SH       SOLE                     7703
Home Depot                     COM              437076102     1388    32810 SH       SOLE                    32810
Home Properties Inc - REIT     COM              437306103      766    15000 SH       SOLE                    15000
Hugoton Royalty Trust Texas    COM              444717102      405    13000 SH       SOLE                    13000
IAC/InterActiveCorp            COM              44919p300      603    20450 SH       SOLE                    20450
IStar Financial - REITS        COM              45031U101     1550    40500 SH       SOLE                    40500
International Business Machine COM              459200101     6450    78212 SH       SOLE                    78212
JPMorgan Chase & Co.           COM              16161A108     3893    93484 SH       SOLE                    93484
Johnson & Johnson              COM              478160104      785    13264 SH       SOLE                    13264
KeyCorp (New)                  COM              493267108      736    20000 SH       SOLE                    20000
Kimberly-Clark                 COM              494368103     1112    19240 SH       SOLE                    19240
Kinder Morgan Energy Partners  COM              494550106     3018    62650 SH       SOLE                    62650
Liberty Media Corp A           COM              530718105      718    87443 SH       SOLE                    87443
Loews Corp                     COM              540424108     8126    80300 SH       SOLE                    80300
Maguire Properties Inc REIT    COM              559775101     1407    38545 SH       SOLE                    38545
Meadowbrook Golf Inc           COM              583195102       14   362050 SH       SOLE                   362050
Medco Health Solutions Inc (Me COM              58405U102      876    15306 SH       SOLE                    15306
Merck & Co.                    COM              589331107     6393   181470 SH       SOLE                   181470
Microsoft Corp                 COM              594918104      970    35640 SH       SOLE                    35640
New York Community Bancorp, In COM              649445103     2218   126570 SH       SOLE                   126570
News Corp Inc CL A             COM              65248E104     1827   110022 SH       SOLE                   110022
News Corp Inc CL B             COM              65248e203      204    11600 SH       SOLE                    11600
Oceanic Exploration            COM              675239107       21    65000 SH       SOLE                    65000
Pall Corp                      COM              696429307      338    10851 SH       SOLE                    10851
PepsiCo                        COM              713448108     1743    30160 SH       SOLE                    30160
Pfizer, Inc.                   COM              717081103     2382    95600 SH       SOLE                    95600
Procter & Gamble Co Com        COM              742718109     2374    41189 SH       SOLE                    41189
Public Storage                 COM              74460D109     1135    13971 SH       SOLE                    13971
Qualcomm                       COM              747525103     1012    20000 SH       SOLE                    20000
Rayonier Inc REIT              COM              754907103      342     7500 SH       SOLE                     7500
Real Estate Income Fund Inc    COM              755881109      397    20000 SH       SOLE                    20000
Royal Dutch Shell PLC - ADR A  COM              780259206     3241    52050 SH       SOLE                    52050
Singapore Airlines             COM              870794302      887   100200 SH       SOLE                   100200
Sirius Satellite Radio Inc.    COM              82966U103      106    21000 SH       SOLE                    21000
Sovereign Bancorp Inc          COM              845905108      329    15000 SH       SOLE                    15000
Swire Pacific Ltd Spons ADR Rp COM              870794302      392    40000 SH       SOLE                    40000
Sysco Corp                     COM              871829107      320    10000 SH       SOLE                    10000
Tanger Factory Outlet REIT     COM              875465106      434    12600 SH       SOLE                    12600
Target Corp. (frmly Dayton Hud COM              239753106      214     4120 SH       SOLE                     4120
The Directv Group Inc(Prev Hug COM              444418107      412    25097 SH       SOLE                    25097
U.S. Bancorp (Formerly First B COM              902973106      567    18583 SH       SOLE                    18583
UnitedHealth Group Inc         COM              91324P102      335     6000 SH       SOLE                     6000
Verizon                        COM              92343V104      876    25730 SH       SOLE                    25730
Viacom Inc Cl B (After Viacom  COM              92553p201      910    23450 SH       SOLE                    23450
WalMart Stores                 COM              931142103      291     6155 SH       SOLE                     6155
Washington Mutual              COM              939322103      391     9175 SH       SOLE                     9175
Yahoo! Inc                     COM              984332106      506    15700 SH       SOLE                    15700
Zimmer Holdings Inc            COM              98956P102      481     7122 SH       SOLE                     7122
Corts Tr for Ford Mtr 8% Call                   22082K209      171    10000 SH       SOLE                    10000
GE Cap 6.625% Pref. Callable 0                  369622527      505    20000 SH       SOLE                    20000
General Motors Prd 7.50% Cl 6/                  370442121      160    10000 SH       SOLE                    10000
Maguire Prop Inc 7.625% Call 1                  559775200      251    10000 SH       SOLE                    10000
Ford Motor Tr II 6.5% Call 01/                  345395206      661    22000 SH       SOLE                    22000
General Motors Ser A 4.5% Put                   370442741     1265    54500 SH       SOLE                    54500